Fair Value Measurements (Schedule of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Fair value, asset (liability)	$ (22,067)	$ (36,047)
Level 2 [Member]
Fair value, asset (liability)	333	(391)
Level 3 [Member]
Fair value, asset (liability)	(22,400)	(35,656)
Foreign Exchange Future [Member]
Derivative assets, net	4,007	3,753
Derivative liabilities, net	(2,811)	(2,901)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	4,007	3,753
Derivative liabilities, net	(2,811)	(2,901)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities, net
Foreign Exchange Future Two [Member]
Derivative liabilities, net	(863)	(1,243)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative liabilities, net	(863)	(1,243)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative liabilities, net
Obligations in connection with acquisitions [Member]
Derivative liabilities, net	(22,400)	(35,656)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Derivative liabilities, net
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Derivative liabilities, net	$ (22,400)	$ (35,656)